Income Taxes - Summary of Movement in Current Income Tax Liabilities (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Movement in current income tax liabilities [Abstract]
Beginning of financial year	$ 5,492	$ 6,749
Income tax paid	(2,104)	(1,895)
Tax expense	361	1,442
Overprovision in prior financial year	(25)	(743)
Acquisition of subsidiaries	706	0
Currency translation adjustments	124	(61)
End of financial year	$ 4,554	$ 5,492